Accrued Expenses and Other Current Liabilities (Details Narrative) (10Q) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Proceeds from related party notes			$ 34,015	$ 89,045	$ 292,090	$ 564,105
Repayment of advances from director and officer			$ 49,015	160,575	364,120	$ 387,075
Debt conversion, converted instrument, shares issued						6,250
Warrants expiration period						5 years
Warrants to purchase common stock	341,335		341,335			6,250
Exercise price per share	$ 4.00		$ 4.00			$ 4.00
Loss on extinguishment of notes payable, net	$ 1,402	$ (4,813)	$ (59,938)	$ (16,660)	(58,787)	$ (35,677)
Accrued expenses, non-current portion					430,000
Exchange Agreement[Member]
Debt conversion, converted instrument, shares issued			10,000
Warrants to purchase common stock	10,000		10,000
Exercise price per share	$ 4.00		$ 4.00
Common stock and warrants aggregate grant date value			$ 36,300
Loss on extinguishment of notes payable, net			6,300
Exchange Agreement[Member] | Chairman [Member]
Accrued consulting fees	$ 175,000		$ 175,000
Debt conversion, converted instrument, shares issued			58,334
Warrants expiration period			5 years
Warrants to purchase common stock	58,334		58,334
Exercise price per share	$ 4.00		$ 4.00
Common stock and warrants aggregate grant date value			$ 211,752
Loss on extinguishment of notes payable, net			$ 36,752
Exchange Agreement[Member] | Four Non-Employee Directors [Member]
Debt conversion, converted instrument, shares issued			88,334
Warrants expiration period			5 years
Warrants to purchase common stock	88,334		88,334
Exercise price per share	$ 4.00		$ 4.00
Common stock and warrants aggregate grant date value			$ 320,652
Loss on extinguishment of notes payable, net			55,652
Accrued expenses, non-current portion	$ 265,000		265,000
Non-Interest Bearing Advance [Member]
Proceeds from related party notes			34,015		292,090	564,105
Repayment of advances from director and officer			$ 49,015		$ 364,120	$ 387,075